May 1, 2020

American United Life Insurance Company

One American Square

P.O. Box 368

Indianapolis, IN  46206-0368

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:                             AUL American Unit Trust

American United Life Insurance Company

File Nos. 033-31375 and 811-05929

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 49, which was filed on April 24, 2020 and (ii) the text of Post-Effective Amendment No. 49 was filed electronically April 24, 2020.

No fees are required in connection with this filing.  Please call me at (317) 285-1880 with any questions or comments.

Cordially,

/s/ Sean P. McGoff
Sean P. McGoff
Chief Compliance Officer of Separate Accounts
American United Life Insurance Company